Segment Information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 9:-	SEGMENT INFORMATION

a.	The Company conducts its operations through two reporting segments. The following segment identification is identical to the segment identification used in the Company’s latest annual audited consolidated financial report.

b.	The following presents segment results of operations for the six months ended June 30, 2018 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$12,729	$32,304	$(4,410)	$40,623

Segments operating profit	1,201	4,405	(281)	5,325

Segments tangible and intangible assets	8,751	35,144	1,557	45,452

Depreciation and amortization	86	1,259	-	1,345

Expenditures for assets	82	1,551	-	1,633

c.	The following presents segment results of operations for the six months ended June 30, 2017 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$12,535	$30,502	$(3,965)	$39,072

Segments operating profit	1,150	3,471	469	5,090

Segments tangible and intangible assets	8,943	37,403	2,104	48,450

Depreciation and amortization	67	1,384	-	1,451

Expenditures for assets	102	1,010	-	1,112

d.	The following presents segment results of operations for the three months ended June 30, 2018 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$6,159	$15,593	$(2,012)	$19,740

Segments operating profit	492	2,380	(114)	2,758

Segments tangible and intangible assets	8,751	35,144	1,557	45,452

Depreciation and amortization	43	584	-	627

Expenditures for assets	39	635	-	674

e.	The following presents segment results of operations for the three months ended June 30, 2017 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$6,383	$15,576	$(1,918)	$20,041

Segments operating profit	699	1,798	337	2,834

Segments tangible and intangible assets	8,943	37,403	2,104	48,450

Depreciation and amortization	34	567	-	601

Expenditures for assets	44	300	-	344

f.	The following presents segment results of operations for the year ended December 31, 2017:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$24,364	$62,208	$(8,417)	$78,155

Segments operating profit	2,742	7,569	(2)	10,309

Segments tangible and intangible assets	9,026	37,799	1,968	48,793

Depreciation, amortization and impairment expenses	144	2,780	-	2,924

Expenditures for assets	197	3,069	-	3,266